UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21053

Name of Fund: BlackRock Virginia Municipal Bond Trust (BHV)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Virginia Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2012

Date of reporting period: 05/31/2012

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2012 (Unaudited)	BlackRock Virginia Municipal Bond Trust (BHV) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Virginia — 110.2%
Corporate — 11.3%
Chesterfield County EDA, RB, Virginia Electric Power Co. Project, Series A, AMT, 5.60%, 11/01/31	$500	$521,810
Isle Wight County IDA Virginia, RB, Series A, AMT, 5.70%, 11/01/27	1,300	1,363,843
Louisa IDA, Refunding RB, Virginia Electric & Power Co. Project, Series A, Mandatory Put Bonds, 5.38%, 11/01/35 (a)	1,000	1,059,260
		2,944,913
County/City/Special District/School District — 14.0%
City of Portsmouth Virginia, GO, Refunding, Series D, 5.00%, 7/15/34	500	568,505
County of Prince William Virginia, RB, 5.00%, 6/01/12 (b)	100	100,000
Dulles Town Center Community Development Authority, Special Assessment Bonds, Dulles Town Center Project, 6.25%, 3/01/26	880	880,748
Fairfax County Redevelopment & Housing Authority, RB, Fairfax Redevelopment & Housing, 5.00%, 10/01/39	1,500	1,629,180
Mosaic District Community Development Authority, RB, Special Assessment, Series A, 6.88%, 3/01/36	250	275,600
White Oak Village Shops Community Development Authority, Special Assessment Bonds, 5.30%, 3/01/17	175	186,770
		3,640,803
Education — 15.2%
Montgomery County EDA, Refunding RB, Virginia Tech Foundation, Series A, 5.00%, 6/01/39	355	395,545
Virginia College Building Authority, Refunding RB:
Liberty University Projects, 5.00%, 3/01/41	1,000	1,093,180
Washington & Lee University Project (NPFGC), 5.25%, 1/01/26	500	624,585
Washington & Lee University Project (NPFGC), 5.25%, 1/01/31	1,000	1,270,870
Virginia Small Business Financing Authority, RB, Roanoke College, 5.75%, 4/01/41	500	555,475
		3,939,655
Health — 23.5%
Danville IDA Virginia, Refunding RB, Danville Regional Medical Center (AMBAC), 5.25%, 10/01/28 (c)	1,000	1,281,680

Municipal Bonds	Par (000)	Value
Virginia (continued)
Health (concluded)
Fairfax County EDA, Refunding RB, Goodwin House Inc., 5.00%, 10/01/27	$1,000	$1,034,430
Henrico County EDA, Refunding RB, Bon Secours, Series A, 5.60%, 11/15/30	1,440	1,453,939
Peninsula Ports Authority, Refunding RB, Virginia Baptist Homes, Series C, 5.40%, 12/01/33	250	185,020
Roanoke EDA, RB, Carilion Clinic Obligation Group, 5.00%, 7/01/30	795	881,297
Roanoke IDA, Refunding RB, Carillion Health System, Series B, 5.00%, 7/01/38	500	540,165
Winchester IDA Virginia, RB, Valley Health System Obligation, Series E, 5.63%, 1/01/44	650	718,893
		6,095,424
Housing — 9.4%
Virginia HDA, RB, Rental Housing:
Series A, 5.25%, 5/01/41	750	813,067
Series B, 5.63%, 6/01/39	1,000	1,096,190
Series D, 4.60%, 9/01/40	500	521,760
		2,431,017
State — 12.1%
Virginia College Building Authority, RB, Public Higher Education Financing Program, Series A, 5.00%, 9/01/33	1,000	1,112,560
Virginia Public School Authority, RB, School Financing, 6.50%, 12/01/35	360	425,056
Virginia Public School Authority, RB, School Financing, 1997 Resolution, Series B:
5.25%, 8/01/33	500	566,195
4.00%, 8/01/36	1,000	1,040,630
		3,144,441
Transportation — 10.4%
City of Norfolk Virginia, Refunding RB, Series B (AMBAC), 5.50%, 2/01/31	465	465,409
Richmond Metropolitan Authority Virginia, Refunding RB (NPFGC), 5.25%, 7/15/22	500	584,000
Virginia Port Authority Commonwealth Port Fund, RB, 5.00%, 7/01/36	500	563,645
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings, Opco LLC Project, AMT, 6.00%, 1/01/37	1,000	1,098,350
		2,711,404

BLACKROCK VIRGINIA MUNICIPAL BOND TRUST	MAY 31, 2012	1

Schedule of Investments (continued)	BlackRock Virginia Municipal Bond Trust (BHV) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Virginia (concluded)
Utilities — 14.3%
City of Portsmouth Virginia, GO, Refunding RB, Public Utilities, Series A, 5.00%, 7/15/41	$1,000	$1,147,100
Virginia Resources Authority, RB, Virginia Pooled Financing Program, Moral Obligation Bonds, Series A, 5.00%, 11/01/39 (d)	250	283,895
Virginia Resources Authority, Refunding RB, Senior, Virginia Pooled Financing Program, Series B, 5.00%, 11/01/33	2,000	2,282,720
		3,713,715
Total Municipal Bonds in Virginia		28,621,372

District of Columbia — 7.4%
Transportation — 7.4%
Metropolitan Washington Airports Authority, RB:
First Senior Lien, Series A, 5.00%, 10/01/39	290	314,006
First Senior Lien, Series A, 5.25%, 10/01/44	460	502,316
Series B, 5.00%, 10/01/29	1,000	1,116,090
Total Municipal Bonds in District of Columbia		1,932,412

Guam — 1.9%
State — 1.9%
Government of Guam Business Privilege Tax Revenue, RB, Series A, 5.13%, 1/01/42	250	270,747
Territory of Guam, Limited Obligation Bonds, RB, Section 30, Series A, 5.63%, 12/01/29	200	214,320
Total Municipal Bonds in Guam		485,067

Multi-State — 6.4%
Housing — 6.4%
Centerline Equity Issuer Trust, 7.20%, 10/31/14 (e)(f)	1,500	1,668,615

Puerto Rico — 4.3%
State — 4.1%
Puerto Rico Sales Tax Financing Corp., RB, Series A-1, 5.25%, 8/01/43	1,000	1,059,620
Utilities — 0.2%
Puerto Rico Electric Power Authority, Refunding RB, Public Improvement, Series A, 5.00%, 7/01/42	50	50,511
Total Municipal Bonds in Puerto Rico		1,110,131
Total Municipal Bonds – 130.2%		33,817,597

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)	Par (000)	Value
Virginia — 27.1%
Education — 13.0%
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	$2,999	$3,370,884
Health — 8.5%
Fairfax County IDA Virginia, Refunding RB, Health Care, Series A, 5.50%, 5/15/35	999	1,126,401
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	1,000	1,085,971
		2,212,372
Transportation — 5.6%
Virginia State Commonwealth Transportation Board, RB, Capital Projects, 5.00%, 5/15/32	1,259	1,460,388
Total Municipal Bonds in Virginia		7,043,644

Puerto Rico — 2.2%
State — 2.2%
Puerto Rico Sales Tax Financing Corp., Sales Tax Refunding RB, Series C, 5.25%, 8/01/40	500	553,200
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 29.3%		7,596,844
Total Long-Term Investments (Cost – $37,768,699) – 159.5%		41,414,441

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.03% (h)(i)	320,358	320,358
Total Short-Term Securities (Cost – $320,358) – 1.2%		320,358
Total Investments (Cost - $38,089,057*) – 160.7%		41,734,799
Other Assets Less Liabilities – 0.1%		27,879
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (15.8)%		(4,109,092)
VRDP Shares, at Liquidation Value – (45.0)%		(11,675,000)
Net Assets Applicable to Common Shares – 100.0%		$25,978,586

BLACKROCK VIRGINIA MUNICIPAL BOND TRUST	MAY 31, 2012	2

Schedule of Investments (continued)	BlackRock Virginia Municipal Bond Trust (BHV)

*	As of May 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$33,884,439
Gross unrealized appreciation	$3,804,655
Gross unrealized depreciation	(61,845)
Net unrealized appreciation	$3,742,810

(a)	Variable rate security. Rate shown is as of report date.

(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Security is collateralized by Municipal or US Treasury obligations.

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Wells Fargo Bank N.A.	$283,895	$1,493

(e)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(h)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at May 31, 2012	Income
FFI Institutional Tax-Exempt Fund	115,091	205,267	320,358	$62

(i)	Represents the current yield as of report date.

•	Financial futures contracts sold as of May 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
9	10-Year US Treasury Note	Chicago Board of Trade	September 2012	$1,205,438	$(10,564)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
EDA	Economic Development Authority
GO	General Obligation Bonds
HDA	Housing Development Authority
IDA	Industrial Development Authority
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

BLACKROCK VIRGINIA MUNICIPAL BOND TRUST	MAY 31, 2012	3

Schedule of Investments (concluded)	BlackRock Virginia Municipal Bond Trust (BHV)

The following tables summarize the inputs used as of May 31, 2012 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$41,414,441	—	$41,414,441
Short-Term Securities	$320,358	—	—	320,358
Total	$320,358	$41,414,441	—	$41,734,799

[1]	See above Schedule of Investments for values in each sector.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(10,564)	—	—	$(10,564)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of May 31, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Cash	$252	—	—	$252
Cash pledged as collateral for financial futures contracts	20,000	—	—	20,000
Liabilities:
TOB trust certificates	—	$(4,107,550)	—	(4,107,550)
VRDP shares	—	(11,675,000)	—	(11,675,000)
Total	$20,252	$(15,782,550)	—	$(15,762,298)

There were no transfers between levels during the period ended May 31, 2012.

BLACKROCK VIRGINIA MUNICIPAL BOND TRUST	MAY 31, 2012	4

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Virginia Municipal Bond Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Virginia Municipal Bond Trust

Date: July 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Virginia Municipal Bond Trust

Date: July 25, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Virginia Municipal Bond Trust

Date: July 25, 2012